Share-based payment - Restricted shares (Details)	12 Months Ended
Dec. 31, 2019 Y BRL (R$) R$ / shares
19.45
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares | R$	10,446
Strike price - reais	R$ 19.45
Option pricing	R$ 16.00
Dividends - %	0.80%
Volatility - %	25.01%
Risk-free interest rate - %	13.64%
Maturity terms | Y	1
29.43
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares | R$	884,602
Strike price - reais	R$ 29.43
Option pricing	R$ 27.84
Dividends - %	1.34%
Volatility - %	24.25%
Risk-free interest rate - %	9.71%
Maturity terms | Y	4
19.16
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares | R$	448,489
Strike price - reais	R$ 19.16
Option pricing	R$ 18.12
Dividends - %	1.39%
Volatility - %	23.69%
Risk-free interest rate - %	7.43%
Maturity terms | Y	4
29.27
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares | R$	3,232,761
Strike price - reais	R$ 29.27
Option pricing	R$ 27.75
Dividends - %	1.33%
Volatility - %	27.14%
Risk-free interest rate - %	6.42%
Maturity terms | Y	4